                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:

     or fiscal year ending: 12/31/97


Is this a transition report?: (Y/N)             N
                                                -

Is this an amendment to a previous filing? (Y/N)          N
                                                          -
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: METROPOLITAN TOWER SEPARATE ACCOUNT ONE

     B.   File Number: 811-3617

     C.   Telephone Number: (212) 578-7360
          C/O METROPOLITAN LIFE INSURANCE COMPANY

2.   A.   Street: ONE MADISON AVE.

     B.   City: NEW YORK  C. State: NY  D. Zip Code 10010  Zip Ext: 3690

     E.   Foreign Country:

3.   Is this the first filing on this form by Registrant? (Y/N)       N
                                                                      -

4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                                      -

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   N
                                                                      -
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                Y
                                                                      -
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio company?(Y/N)   -
         [If answer is "N" (No), go to item 8.]

     B.   How many separate series or portfolios did Registrant
                                                              --------------
          have at the end of the period


SCREEN NUMBER: 01        PAGE NUMBER: 01                  SEC2100(5/90)

For period ending 12/31/97                             If filing more than one
                  --------                             Page 47, "X" box: [ ]

File number 811 3617


UNIT INVESTMENT TRUSTS

111.    A.   [/]  Depositor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                                  -----------------------------------------
        B.   [/]  File Number (If any):
                                       ------------------------------------
        C.   [/]  City: NEW YORK         State: NY            Zip Code: 10010
                        ----------------        --                      -----
                                                              Zip Ext.: 3690
                                                                        -----
111.    A.   [/]  Depositor Name:
                                 -------------------------------------------
        B.   [/]  File Number (If any):
                                       -------------------------------------

        C.   [/]  City:                  State:               Zip Code:
                        ----------------        --                      -----
                                                              Zip Ext.:
                                                                        -----
112.    A.   [/]  Sponsor Name: METROPOLITAN TOWER LIFE INSURANCE COMPANY
                                -----------------------------------------
        B.   [/]  File Number (If any):
                                       -------------------------------------
        C.   [/]  City: NEW YORK         State: NY            Zip Code: 10010
                        ----------------        --                      -----
                                                              Zip Ext.: 3690
                                                                        -----
112.    A.   [/]  Sponsor Name:
                                ---------------------------------------------

        B.   [/]  File Number (If any):
                                       --------------------------------------

        C.   [/]  City:                  State:               Zip Code:
                        ----------------        --                      -----
                                                              Zip Ext.:
                                                                        -----

SCREEN NUMBER: 55        PAGE NUMBER: 47                  SEC2100(5/90)

For period ending 12/31/97
                                        If filing more than one
File number 811 3617                    Page 48, "X" box:      [ ]
                ----


113.    A.   [/]  Trustee Name:
                               -----------------------------------------------
        B.   [/]  City:                 State:               Zip Code:
                        ----------------        --                     -----
                                                             Zip Ext.:
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

113.    A.   [/]  Trustee Name:
                               -----------------------------------------------
        B.   [/]  City:                 State:               Zip Code:
                        ----------------        --                     -----
                                                             Zip Ext.:
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

114.    A.   [/]  Principal Underwriter Name: METROPOLITAN LIFE INSURANCE
                                              -------------------------------
                  COMPANY
                  -------
        B.   [/]  File Number: 8-14901
                               -------
        C.   [/]  City: NEW YORK        State:  NY           Zip Code: 10010
                        ----------------        --                     -----
                                                             Zip Ext.: 3690
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

114.    A.   [/]  Principal Underwriter Name:
                                              -------------------------------

                  -------
        B.   [/]  File Number: 8-
                               -------
        C.   [/]  City:                 State:               Zip Code:
                        ----------------        --                     -----
                                                             Zip Ext.:
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

115.    A.   [/]  Independent Public Accountant Name: DELOITTE & TOUCHE LLP
                                                      ----------------------
        B.   [/]  City: NEW YORK        State:  NY           Zip Code: 10281
                        ---------------         --                     -----
                                                             Zip Ext.:
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----
115.    A.   [/]  Independent Public Accountant Name:
                                                     -----------------------

        B.   [/]  City:                 State:               Zip Code:
                        ---------------         --                     -----
                                                             Zip Ext.:
                                                                       -----
             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----


SCREEN NUMBER: 56                PAGE NUMBER: 48                   SEC2100(5/90)

For period ending 12/31/97
                  --------
                                        If filing more than one
File number 811 3617                    Page 49, "X" box:      [ ]
                ----

116. Family of investment companies information:

     A.  [/]           Is Registrant part of a family of
                       investment companies?(Y/N)                          N
                                                                        -------
                                                                          Y/N

     B.  [/]           Identify the family in 10 letters
                       (NOTE:In filing this form, use this identification consistently for all investment companies in family.
                       This designation is for purposes of this form only.)

117. A.  [/]           Is Registrant a separate account of an insurance
                       company?(Y/N)                                       Y
                                                                        -------
                                                                          Y/N

     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]           Variable annuity contracts?(Y/N)                    N
                                                                        -------
                                                                          Y/N

     C.  [/]           Scheduled premium variable life contracts?(Y/N)     Y
                                                                        -------
                                                                          Y/N

     D.  [/]           Flexible premium variable life contracts?(Y/N)      N
                                                                        -------
                                                                          Y/N
     E.  [/]           Other types of insurance products registered
                       under the Securities Act of 1933?(Y/N)              N
                                                                        -------
                                                                          Y/N
118: [/] State the number of series existing at the end
         of the period that had securities registered
         under the Securities Act of 1933                                  1
                                                                        -------
119. [/] State the number of new series for which
         registration statements under the Securities
         Act of 1933 became effective during the period                    0
                                                                        -------
120. [/] State the total value of the portfolio
         securities on the date of deposit for the
         new series included in item 119($000's omitted)                $
                                                                        -------
121. [/] State the number of series for which a current
         prospectus was in existence at the end of the period              1
                                                                        -------
122. [/] State the number of existing series for which
         additional units were registered under the
         Securities Act of 1933 during the current period                  0
                                                                        -------

SCREEN NUMBER: 57            PAGE NUMBER: 49                       SEC2100(5/90)

For period ending 12/31/97
                  --------
                                                If filing more than one
File number 811 3617                            Page 50, "X" box:  [ ]
                ----

123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)
                                                                        -------
124. [/] State the total value of units of prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)
                                                                        -------
125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         and any underwriter which is an affiliated person
         of the principal underwriter during the current
         period solely from the sale of units of all series
         of Registrant ($000's omitted)                                   $20
                                                                        --------
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
     the portfolio of a subsequent series.) ($000's omitted)               $0
                                                                        -------
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of      Total Assets    Total Income
                                                Series          ($000's     Distributions
                                              Investing         omitted)       omitted)
                                           ---------------  --------------- -------------

A.    U.S. Treasury direct issue                              $               $
                                               -----          ------------    -----------
B.    U.S. Government agency                                  $               $
                                               -----          ------------    -----------
C.    State and municipal tax-free                            $               $
                                               -----          ------------    -----------
D.    Public utility debt                                     $               $
                                               -----          ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent                          $               $
                                               -----          ------------    -----------
F.    All other corporate intermed.
      & long-term debt                                        $               $
                                               -----          ------------    -----------
G.    All other corporate short-term debt                     $               $
                                               -----          ------------    -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                        $               $
                                               -----          ------------    -----------
I.    Investment company equity securities                    $               $
                                               -----          ------------    -----------
J.    All other equity securities                 1           $7,260          $
                                               -----          ------------    -----------
K.    Other securities                                        $               $
                                               -----          ------------    -----------
L.    Total assets of all series of registrant    1           $7,260
                                               -----          ------------

SCREEN NUMBER: 58               PAGE NUMBER: 50                   SEC2100(5/90)

For period ending 12/31/97
                  --------
                                                If filing more than one
File number 811 3617                            Page 51, "X" box:  [ ]
                ----

128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(y/N)             N
                                                                         ------
                                                                           Y/N
      [If answer is "N"(No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?(Y/N)           ------
                                                                           Y/N
      [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                             ------
                                                                          Y/N
131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)         $34
                                                                         ------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



     811-3617        811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----


SCREEN NUMBER: 59               PAGE NUMBER: 51                  SEC2100(5/90)

                                Signature Page


The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: New York           State of: New York         Date: Februarly 26, 1998

Name of Registrant, Depositor, or Trustee:      Metropolitan Tower Separate
                                                Account One

/s/ Susan M. Ende                           /s/ Robin M. Wagner
----------------------------------          ------------------------------------
By (Name and Title):                        Witness (Name and Title):
Susan M. Ende                               Robin M. Wagner
Vice-President and Actuary                  Assistant Secretary
Metropolitan Tower Life                     Metropolitan Tower Life
Insurance Company                           Insurance Company




                                        PAGE NUMBER: 52            SEC2100(5/90)